Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Barings BDC, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00733
Entity Tax Identification Number	06-1798488
Entity Address, Address Line One	300 South Tryon Street,
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	805-7200
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BBDC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001379785
Amendment Flag	false